MARKETABLE SECURITIES (Summary of Changes in Fair Value of Company's Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of the year	$ 1,709	$ 21,652
Additions	10,006	6,716	$ 32,322
Sale or maturity	(2,918)	(26,784)	(51,498)
Changes in fair value during the year	(119)	125
Balance at end of the year	$ 8,678	$ 1,709	$ 21,652